SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Cost of revenue		$ 401,437
Gross profit		265,694
Operating expenses:
General and administrative		(1,054,124)	(900,493)	(553,235)
Stock based compensation		(849,513)	(115,038)	(104,140)
Total operating expenses		(1,903,637)	(1,015,531)	(657,375)
Loss from operations		(1,637,943)	(1,015,531)	(657,375)
Other expense (income):
Other expense (income)		(24,577)	(55,384)
Finance results		(31,716)	(930)
Loss before provision for income taxes		(1,694,236)	(1,071,845)	(657,375)
Provision for income taxes		18,887
Net loss		1,713,123	1,071,845	657,375
Comprehensive loss:
Net loss		1,713,123	1,071,845	657,375
Foreign currency translation adjustment		(63,575)	(35,489)	(6,950)
Comprehensive loss		$ (1,776,698)	(1,107,334)	(664,325)
Apollo Resources Corporation [Member]
Revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative	(661,493)		(781,649)	(712,699)
Stock based compensation	(938,808)		(197,805)	(331,858)
Total operating expenses	(1,600,301)		(979,454)	(1,044,557)
Loss from operations	(1,600,301)		(979,454)	(1,044,557)
Other expense (income):
Other expense (income)	110,459		(51,120)	(158,916)
Finance results	110,459
Loss before provision for income taxes	(1,489,842)		(1,030,574)	(1,203,473)
Provision for income taxes
Net loss	1,489,842		1,030,574	1,203,473
Comprehensive loss:
Net loss	1,489,842		1,030,574	1,203,473
Foreign currency translation adjustment	333,939		$ (210,420)	$ (309,105)
Comprehensive loss	$ 1,823,781